Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies [Abstract]
Commitments and contingencies
18.	Commitments and contingencies

In the normal course of business, we conduct product research and development programs through collaborative programs that include, among others, arrangements with universities, contract research organizations and clinical research sites. We have contractual arrangements with these organizations. As of December 31, 2019, external research projects included in the schedule below for 2020 total CHF 19.6 million that have been committed.

We lease our corporate, laboratory and other facilities under multiple operating leases at the EPFL Innovation Park in Ecublens, near Lausanne, Canton of Vaud, Switzerland. Our lease agreements have no termination clauses longer than a 12-month contractual notice period. For the commitments and contingencies related to 2018, the Company disclosed its committed lease obligations in accordance with IAS 17 Leases, which has been superseded in 2019 by IFRS 16 Leases. See Note 5 “Right-of-use assets and lease liabilities” for the contractual undiscounted cash flows for lease obligations.

	As of December 31,
in CHF thousands	2019	2018
Within one year	19,907	19,880
Between one and three years	12,993	6,995
Between three and five years	4,816	5,009
More than five years	2,193	1,190
Total	39,909	33,074